Prepaid expenses and other current assets - Movement of the allowances for the credit losses (Details) - 12 months ended Dec. 31, 2020	USD ($)	CNY (¥)
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Balance at beginning of year	$ 0	¥ 0
Credit losses for earnings rights associated with the loan assets	(124,757)	(814,040)
Balance at end of year	304,668	1,987,960
Adoption of ASU 2016-13
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Balance at beginning of year | $	$ 429,425
Balance at end of year | ¥		¥ 2,802,000